Financial Instruments - Fair Value and Risk Management - Summary of Company's Unrestricted Cash and Cash Equivalents and Unused Portion of Credit Facility (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Available liquidity	$ 17,374	R$ 67,321	R$ 396,309
Unrestricted cash and cash equivalents [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Available liquidity	17,374	67,321	395,962
Undrawn credit facility [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Available liquidity	$ 0	R$ 0	R$ 347